DERIVATIVE FINANCIAL LIABILITY (Tables)		12 Months Ended
	Nov. 08, 2024	May 31, 2025
Disclosure Of Derivative Financial Liability [Abstract]
Disclosure of Detailed Information About Derivative Financial Liability Fair Value Assumptions [Table Text Block]
Risk-free interest rate	From 2.89% to 3.14%
Expected life	5 years
Expected volatility	63.05% to 64.06%
Dividend rate	Nil

Risk-free interest rate	2.84%
Expected life	4.44 years
Expected volatility	64.63%
Dividend rate	Nil

Disclosure of Detailed Information About Continuity of Derivative Liability [Table Text Block]
Financial Liability $
Balance at May 31, 2024	-
Fair value of the derivative financial liability on the date of issuance	182,137
Fair value changes of the derivative financial liability	220,916
Balance at May 31, 2025	403,053